Financial instruments	12 Months Ended
Dec. 31, 2020
Financial instruments [Abstract]
Financial instruments
26.	Financial instruments

Financial instruments risk management objectives and policies
The Group’s principal financial assets include trade and other receivables and cash and security deposits that derive directly from its operations.  The Group’s principal financial liabilities comprise the drawn down debt under the loan agreement with Oxford Finance, lease liabilities, trade and other payables and previously the convertible loan from the Gates Foundation and a derivative liability. The main purpose of these financial liabilities is to finance the Group’s operations.

The Group is exposed to interest rate, currency, credit and liquidity risks. The Group’s Board oversees the management of these risks supported by a financial risk committee that advises on financial risks and the appropriate financial risk governance framework. The financial risk committee provides assurance to the Board that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with its policies and risk objectives. The most significant financial risks to which the Group is exposed are set out below.

Liquidity risk

The Group continuously monitors its risk from a shortage of funds. The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of capital increases.

The following are the contractual maturities of financial assets and liabilities, including estimated interest payments in respect of the interest-bearing loans and borrowings:

At December 31, 2020	Carrying amount £’000	Contractual cash flows £’000	One year or less £’000
Financial assets
Trade receivables	1,797	1,797	1,797
Clinical trial deposits in current assets	1,221	1,221	1,221
Non-current financial assets	3.573	3,573	-
Cash and cash equivalents	129,716	129,716	129,716
Total financial assets	136,307	136,307	132,734
Financial liabilities
Trade payables	25,084	25,084	25,084
Interest-bearing loans and borrowings (Note 18)	36,654	51,421	3,354
Total financial liabilities	61,738	76,505	28,438

At December 31, 2019	Carrying amount £’000	Contractual cash flows £’000	One year or less £’000
Financial assets
Trade receivables	1,471	1,471	1,471
Interest receivable	28	28	28
Prepayments and accrued income	2,282	2,282	424
Long-term security deposit	2,532	2,532	-
Cash and cash equivalents	73,966	73,966	73,966
Total financial assets	80,279	80,279	75,889
Financial liabilities
Trade payables	15,579	15,579	15,579
Interest-bearing loans and borrowings (Note 21)	19,157	19,426	19,157
Derivative liability	5,127	-	5,127
Total financial liabilities	39,863	35,005	39,863

The maturity of contractual cashflows for the majority of financial assets and liabilities is one year or less in except for the following balances.  Other non-current financial assets include £3,426,000 paid in advance for clinical trials to be repaid at the end of the associated clinical trials and are estimated to be received in one to five years as at December 31, 2020.  Long-term security deposits are estimated to be received in more than four years, as at December 31, 2020.

The carrying amount of interest-bearing loans and borrowings has been calculated in accordance with the Group’s loans and borrowings accounting policy which states that all such balances are classified as financial liabilities and are initially recorded at the amount of proceeds received, net of transaction costs. Loans and borrowings are subsequently measured at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as an expense to the profit and loss account over the period of the relevant loan and borrowings.

The contractual cash flows represent the cash contractually due to Oxford Finance in accordance with the agreement. The contractual maturity for the initial traches of $50 million drawn down under the agreement is interest-only payments through to November 2023 followed by equal monthly payments of principal and interest through to the maturity date in November 2025.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables), including deposits with banks and financial institutions. The Group has assessed the expected credit loss by considering a number of factors including the credit quality of the Group’s counter-parties and the short-term nature of the receivables and based on these factors the expected credit loss is not significant.  The Group’s material receivables are from large pharmaceutical companies and sub-tenants. Appropriate due diligence is performed on these organizations before agreements are entered into. There are no significant amounts which are past due at December 31, 2020 or December 31, 2019.

The Group held cash and cash equivalents of £129,716,000 at December 31, 2020 (2019: £73,966,000) which are held with multiple highly rated banks. The Group monitors the credit rating of those banks.

An impairment analysis is performed at each reporting date on an individual basis for major clients. In addition, minor receivables are grouped into homogenous groups and assessed for impairment collectively. The calculation is based on actual incurred historical data. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in this Note 26.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s interest-bearing assets include cash balances, which earn interest at variable rates.  The Group’s interest-bearing liabilities is the debt drawn down under the Oxford Finance agreement.

Financial assets subject to variable interest rates are as follows:

	2020 Carrying amount £’000	2019 Carrying amount £’000
Cash and cash equivalents	129,716	73,966
	129,716	73,966

An increase in Bank of England base rates by 0.5 percentage points would increase the net annual interest income to all the deposit accounts as of December 31, 2020 by £649,000 (2019: £370,000). A decrease in Bank of England base rates by 0.5 percentage points would reduce the net annual interest income to all the deposit accounts as of December 31, 2020 by £649,000 (2019: £370,000).

Financial liabilities subject to variable interest rates are as follows:

	2020 Carrying amount £’000	2019 Carrying amount £’000
Interest-bearing loans and borrowings	36,654	19,157
	36,654	19,157-

Interest-bearing loans and borrowings as at December 31, 2020 represent borrowings under the Oxford Finance agreement bear interest at an annual rate equal to LIBOR plus 8.85%, with a minimum rate of 9.01% and a maximum rate of 12.01%. An increase in LIBOR by 0.5 percentage points would increase the finance cost as of
December 31, 2020 by £183,000 (2019: nil). A decrease in LIBOR by 0.5 percentage points would reduce the finance cost as of December 31, 2020 by £183,000 (2019: £nil).

Interest-bearing loans and borrowings as at December 31, 2019 represent the $40 million convertible loan with the Gates Foundation in which the first tranche of $25 million was received on September 13, 2017. This first tranche bears interest at an annual rate of 2% for the first year and subsequently interest free.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities in the United States and outsourced supplier agreements denominated in currencies other than pound sterling.

Financial assets and liabilities in foreign currencies are as follows:

	2020 Carrying amount £’000	2019 Carrying amount £’000
Financial assets at amortized cost:
Interest receivable	-	15
Clinical trial deposits and other debtors	4,036	1,858
Cash and cash equivalents	92,844	12,518
	96,880	14,391
Financial liabilities at amortized cost:
Trade payables	13,779	4,374
Interest-bearing loans and borrowings (Notes 18 and 21)	36,654	19,157
	50,433	23,531

A five percentage point increase in exchange rates would reduce the carrying value of net financial assets and liabilities held in foreign currencies at December 31,2020 by £2,869,000 (2019: £655,000 increase). A five percentage point decrease in exchange rates would increase the carrying value of net financial assets and liabilities held in foreign currencies at December 31, 2020 by £2,8589,000 (2019: £655,000 decrease).

Disclosure of financial assets and liabilities

Fair value of financial assets

	2020		2019
	Carrying amount £’000	Fair value £’000	Carrying amount £’000	Fair value £’000
Financial assets at amortized cost:
Trade receivables	1,797	1,797	1,471	1,471
Interest receivable		-	28	28
Current clinical trial deposits and accrued income	1,221	1,221	424-	424-
Non-current financial assets	3,573	3,573	4,390	4,390
Embedded derivative asset	-	-	266	266
Cash and cash equivalents	129,716	129,716	73,966	73,966
Total financial assets at amortized cost	136,307	136,307	80,545	80,545

Fair value of financial liabilities

	2020			2019
	Carrying			Carrying
	amount	Fair value		amount	Fair value
	£ ’000	£	’000	£ ’000	£	’000
Financial liabilities at amortized cost
Trade payables	25,084		25,084	15,579		15,579
Interest-bearing loans and borrowings (Notes 18 and 21)	36,654		36,654	19,157		19,157
Derivative liability	-		-	5,127		5,127
Total financial liabilities	61,738		61,738	39,863		39,863

The carrying amount of all financial assets and financial liabilities, excluding the embedded derivative asset and the derivative liability, approximates their fair value because of the short maturities of these instruments.

The embedded derivative associated with the conversion features within the Gates Foundation convertible loan are accounted for as an asset and are marked to fair value at each reporting period. The fair value of this embedded derivative asset was determined using an option pricing model, discounted and probability weighted for the conversion features within the underlying convertible loan, which includes unobservable (Level 3) inputs supported by little or no market activity.

The initial tranche of the convertible loan, in the amount of $25 million converted into 203,697 series B shares as part of the Group’s second closing of the series B preferred share financing in March 2020. Following conversion of the loan, the associated embedded derivative asset of £266,000, measured at fair value using significant Level 3 inputs, as at December 31, 2019 was derecognized.

The conversion features within the convertible loan are activated under different circumstances and the resulting equity value may vary based on factors including the date of conversion or the event triggering conversion, such as an IPO or the Gates Foundation electing to convert the loan into equity. The option pricing model incorporates input assumptions reflecting the varied circumstances under which the conversion from debt to equity may occur.

Significant unobservable inputs used in the fair value measurement of the embedded derivative asset are predominantly regarding the probability of each of the conversion features occurring.

The resulting embedded derivative asset was sensitive to changes in this significant unobservable input used in the fair value measurement. In respect of the probabilities ascribed to each of the conversion events, should any one of the conversion events be considered an absolute certainty the resulting embedded derivative fair value would range from £nil to an embedded derivative asset of £8,855,000 as at December 31, 2019. The valuation of the embedded derivative was not sensitive to changes in other inputs including the expected date of conversion and share price used in the valuation.

The derivative liability comprises a foreign exchange call option over series B shares which was settled in full in March 2020.  It is a financial liability not designated as an accounting hedge marked to fair value at each reporting period. This derivative liability has  the effect of issuing additional series B shares to certain series B investors in the event of the U.S. dollar exchange rate weakening relative to the pound sterling over the period of time from the first closing of the series B preferred share financing in August 2019 through to the second and final closing in March 2020. The fair value of this derivative liability, measured at December 31, 2019, was determined using an option pricing model using a range of inputs both quoted, observable and unobservable in nature. The unobservable input is the expected final closing of the series B preferred share financing. The resulting derivative liability is not sensitive to changes in the expected close date nor in changes to other underlying input assumptions.

Interest bearing loans and borrowings

On November 6, 2020, the Group entered into a loan and security agreement, or the Oxford Finance Agreement for the provision of up to $100 million debt financing to fund the Group’s working capital and other general corporate needs. The loan is subject to funding in three tranches, of which the first tranche of $50 million was received on signing the Loan Agreement. The second tranche of $25 million can be drawn down upon tebentafusp receiving Biologics License Application approval from the FDA prior to June 30, 2022 and the third and final tranche of $25 million can be drawn down at the sole discretion of Oxford Finance.

Borrowings under the Oxford Finance Agreement bear interest at an annual rate equal to LIBOR plus 8.85%, with a minimum rate of 9.01% and a maximum rate of 12.01%. Borrowings under the Loan Agreement are repayable in monthly interest-only payments through November 2023. The interest only period may be extended for an additional twelve months upon tebentafusp receiving BLA approval from the FDA. The ultimate interest-only period will be followed by equal monthly payments of principal and interest to the maturity date in November 2025. The Group’s obligations under the Oxford Finance Agreement may be prepaid in part or part at any time; provided that the Group may prepay in full or in part a minimum of $10 million of the Group’s obligations together with accrued interest and a prepayment fee. The Group’s obligations under the Oxford Finance Agreement are secured by substantially all the Group’s current and future assets, including the Group’s intellectual property.

The Oxford Finance Agreement contains customary representations and warranties and customary affirmative and negative covenants applicable to the Group, including limitations on the Group’s ability to dispose of assets, enter into merger, consolidation or acquisition transactions and incur additional debt. The Oxford Finance Agreement includes customary events of default, including but not limited to the non-payment of principal or interest, violations of covenants and material adverse changes. Upon an event of default, the lender may, among other things, accelerate the loans and foreclose on the collateral.

The Group had a convertible loan agreement with the Gates Foundation in which the Foundation agreed to lend the Group an amount not to exceed $40 million in two tranches, of which the first tranche of $25 million was received on September 13, 2017. Interest is payable at a rate of 2% per annum for the first year and 0% thereafter until either repayment or conversion of the loan. The loans are evidenced by convertible loan notes. Each loan note is convertible into ordinary shares of the Group based on a series of specific conversion criteria.  The first tranche of $25 million converted into Series B shares on March 2, 2020.

Trade and other receivables, cash and cash equivalents and trade and other payables

For trade and other receivables, cash and cash equivalents and trade and other payables with a remaining life of less than one year, the nominal amount is deemed to reflect fair value.

Other non-current financial assets

Included within other non-current financial assets are long-term deposits representing lease security deposits for buildings, the balance at December 31, 2020 is £786,000 (2019: £2,532,000) and £145,000 for a legal settlement and £51,000 relating to a good faith deposit. Prepayments representing amounts paid in advance for clinical trials.

Changes in liabilities arising from financing activities

	At January 1, 2020 £’000	Cash flows £’000	Foreign exchange movement £’000	Net finance (income) / costs £’000	Leases £’000	Other £’000	At December 31, 2020 £’000
Interest-bearing loans and borrowings	19,157	37,252	(1,306)	708		(19,157)	36,654
Derivative liability	5,127	-	-	(1,287)	-	(3,840)	-
Lease liabilities	40,250	(4,426)	-		(8,591)		27,233
Total liabilities from financing activities	64,534	32,826	(1,306)	(579)	(8,591)	(22,997)	63,887

	At January 1, 2019 £’000	Cash flows £’000	Foreign exchange movement £’000	Net finance (income) / costs £’000	Leases £’000	At December 31, 2019 £’000
Interest-bearing loans and borrowings	18,878	-	(563)	842	-	19,157
Derivative liability	-	-	-	5,127	-	5,127
Lease liabilities	46,555	(4,036)	9	2,938	(5,216)	40,250
Total liabilities from financing activities	65,433	(4,036)	(554)	8,907	(5,216)	64,534

Movements relating to finance income and costs are set out in Note 6 and Note 7.  The movement in interest-bearing loans and borrowings reflects the draw-down of $50 million under the Oxford Finance Agreement and the conversion of the Foundation Loan to Series B shares during the year ended December 31, 2020 as set out in Note 17.  The derivative liability was derecognized during the year ended December 31, 2020 as set out in Note 7.  Lease movements during the year ended December 31, 2020 reflect the termination of the lease term for two leasehold properties of £10,414,000 (2019: £nil), lease remeasurements of £1,093,000 (2019: £6,113,000) partially offset by the addition of a new lease of £422,000 (2019: £897,000).  Balances as at January 1, 2019 for lease liabilities reflect the adoption of IFRS 16 ‘Leases’.